UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type
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1     Name and address of issuer:
                             Global/International Fund, Inc.
                             222 South Riverside Plaza
                             Chicago, IL 60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,       /_/
      check the box but do not list series or classes)

                                   Scudder Global Fund







3     Investment Company Act File Number:                                                  811-4670



      Securities Act File Number:                                                           33-5724



4(a). Last day of fiscal year for which this Form is filed:                                  August 31, 2002




4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days                  /_/
      after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                       /_/
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                                                                                                    /_/

5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                      $395,702,134.00



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year                    $555,610,792.00



(iii) Aggregate  price of securities  redeemed or  repurchased  during any prior                        $2,282,006.58
      fiscal year ending no earlier  than  October 11, 1995 that were not  previously  used to  reduce  registration  fees  payable  to the
      Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                               $557,892,798.58

(v)           Net  sales - if  item  5(i)  is  greater  than  item  5(iv)                                                      $0.00
              [subtract item 5(iv) from item 5(i)]:


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(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)                     ($162,190,664.58)
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(vii) Multiplier for determining registration fee (See Instruction C.9):                                              0.000092


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                            $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                            0

      If  there is a number  of  shares  or other  units  that  were  registered pursuant to Rule 24e-2 remaining  unsold at the end of the fiscal year for which  this  form is filed  that are  available  for use by the  issuer in
      future fiscal years, then state that number here:                                                         0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                               $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                               $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                                   N/A
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SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson           Date  11/21/02
                             -------------------------          ---------------

                             Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.